Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ariel Investment Trust
Entity Central Index Key	0000798365
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Ariel Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Ariel Fund
Class Name	Institutional Class
Trading Symbol	ARAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Fund (Institutional Class)	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 2,564,227,960
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Net assets	$ 2,564,227,960
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Madison Square Garden Entertainment Corporation	5.46%
Envista Holdings Corporation	4.30%
Covista, Inc.	3.84%
Sphere Entertainment Company	3.76%
Affiliated Managers Group, Inc.	3.63%
Bio-Rad Laboratories, Inc.	3.62%
Lazard, Inc., Class A	3.59%
J.M. Smucker Company	3.59%
Core Laboratories, Inc.	3.54%
Charles River Laboratories International, Inc.	3.52%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Madison Square Garden Entertainment Corporation	5.46%
Envista Holdings Corporation	4.30%
Covista, Inc.	3.84%
Sphere Entertainment Company	3.76%
Affiliated Managers Group, Inc.	3.63%
Bio-Rad Laboratories, Inc.	3.62%
Lazard, Inc., Class A	3.59%
J.M. Smucker Company	3.59%
Core Laboratories, Inc.	3.54%
Charles River Laboratories International, Inc.	3.52%

Ariel Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Ariel Fund
Class Name	Investor Class
Trading Symbol	ARGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Fund (Investor Class)	$ 50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 2,564,227,960
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Net assets	$ 2,564,227,960
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Madison Square Garden Entertainment Corporation	5.46%
Envista Holdings Corporation	4.30%
Covista, Inc.	3.84%
Sphere Entertainment Company	3.76%
Affiliated Managers Group, Inc.	3.63%
Bio-Rad Laboratories, Inc.	3.62%
Lazard, Inc., Class A	3.59%
J.M. Smucker Company	3.59%
Core Laboratories, Inc.	3.54%
Charles River Laboratories International, Inc.	3.52%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Madison Square Garden Entertainment Corporation	5.46%
Envista Holdings Corporation	4.30%
Covista, Inc.	3.84%
Sphere Entertainment Company	3.76%
Affiliated Managers Group, Inc.	3.63%
Bio-Rad Laboratories, Inc.	3.62%
Lazard, Inc., Class A	3.59%
J.M. Smucker Company	3.59%
Core Laboratories, Inc.	3.54%
Charles River Laboratories International, Inc.	3.52%

Ariel Appreciation Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Ariel Appreciation Fund
Class Name	Institutional Class
Trading Symbol	CAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Appreciation Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Appreciation Fund (Institutional Class)	$ 42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 874,677,016
Holdings Count | Holding	43
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Net assets	$ 874,677,016
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Madison Square Garden Entertainment Corporation	3.53%
Charles River Laboratories International, Inc.	3.37%
Madison Square Garden Sports Corporation	3.37%
SLB, Inc.	3.34%
Jones Lang LaSalle, Inc.	3.28%
OneSpaWorld Holdings, Ltd.	3.18%
Knowles Corporation	3.00%
Omnicom Group, Inc.	2.97%
Generac Holdings, Inc.	2.95%
Core Laboratories, Inc.	2.91%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Madison Square Garden Entertainment Corporation	3.53%
Charles River Laboratories International, Inc.	3.37%
Madison Square Garden Sports Corporation	3.37%
SLB, Inc.	3.34%
Jones Lang LaSalle, Inc.	3.28%
OneSpaWorld Holdings, Ltd.	3.18%
Knowles Corporation	3.00%
Omnicom Group, Inc.	2.97%
Generac Holdings, Inc.	2.95%
Core Laboratories, Inc.	2.91%

Ariel Appreciation Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Ariel Appreciation Fund
Class Name	Investor Class
Trading Symbol	CAAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Appreciation Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Appreciation Fund (Investor Class)	$ 58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
Net Assets	$ 874,677,016
Holdings Count | Holding	43
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Net assets	$ 874,677,016
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Madison Square Garden Entertainment Corporation	3.53%
Charles River Laboratories International, Inc.	3.37%
Madison Square Garden Sports Corporation	3.37%
SLB, Inc.	3.34%
Jones Lang LaSalle, Inc.	3.28%
OneSpaWorld Holdings, Ltd.	3.18%
Knowles Corporation	3.00%
Omnicom Group, Inc.	2.97%
Generac Holdings, Inc.	2.95%
Core Laboratories, Inc.	2.91%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Madison Square Garden Entertainment Corporation	3.53%
Charles River Laboratories International, Inc.	3.37%
Madison Square Garden Sports Corporation	3.37%
SLB, Inc.	3.34%
Jones Lang LaSalle, Inc.	3.28%
OneSpaWorld Holdings, Ltd.	3.18%
Knowles Corporation	3.00%
Omnicom Group, Inc.	2.97%
Generac Holdings, Inc.	2.95%
Core Laboratories, Inc.	2.91%

Ariel Focus Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Ariel Focus Fund
Class Name	Institutional Class
Trading Symbol	AFOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Focus Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Focus Fund (Institutional Class)	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 81,230,462
Holdings Count | Holding	30
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Net assets	$ 81,230,462
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
APA Corporation	5.46%
BOK Financial Corporation	5.45%
Johnson & Johnson	5.41%
SLB, Inc.	5.27%
PHINIA, Inc.	5.01%
Prestige Consumer Healthcare, Inc.	4.91%
Chevron Corporation	4.77%
Barrick Mining Corporation	4.74%
Affiliated Managers Group, Inc.	4.67%
Snap-on, Inc.	4.53%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
APA Corporation	5.46%
BOK Financial Corporation	5.45%
Johnson & Johnson	5.41%
SLB, Inc.	5.27%
PHINIA, Inc.	5.01%
Prestige Consumer Healthcare, Inc.	4.91%
Chevron Corporation	4.77%
Barrick Mining Corporation	4.74%
Affiliated Managers Group, Inc.	4.67%
Snap-on, Inc.	4.53%

Ariel Focus Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Ariel Focus Fund
Class Name	Investor Class
Trading Symbol	ARFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Focus Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Focus Fund (Investor Class)	$ 52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 81,230,462
Holdings Count | Holding	30
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Net assets	$ 81,230,462
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
APA Corporation	5.46%
BOK Financial Corporation	5.45%
Johnson & Johnson	5.41%
SLB, Inc.	5.27%
PHINIA, Inc.	5.01%
Prestige Consumer Healthcare, Inc.	4.91%
Chevron Corporation	4.77%
Barrick Mining Corporation	4.74%
Affiliated Managers Group, Inc.	4.67%
Snap-on, Inc.	4.53%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
APA Corporation	5.46%
BOK Financial Corporation	5.45%
Johnson & Johnson	5.41%
SLB, Inc.	5.27%
PHINIA, Inc.	5.01%
Prestige Consumer Healthcare, Inc.	4.91%
Chevron Corporation	4.77%
Barrick Mining Corporation	4.74%
Affiliated Managers Group, Inc.	4.67%
Snap-on, Inc.	4.53%

Ariel International Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Ariel International Fund
Class Name	Institutional Class
Trading Symbol	AINIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel International Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel International Fund (Institutional Class)	$ 44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 245,640,536
Holdings Count | Holding	69
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Net assets	$ 245,640,536
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	62%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Daikin Industries, Ltd.	4.82%
BAWAG Group AG	4.17%
Lottomatica Group SpA	4.14%
Murata Manufacturing Company, Ltd.	4.00%
SUMCO Corporation	3.83%
Bank of Ireland Group plc	3.79%
Algonquin Power & Utilities Corporation	3.53%
Orange SA	3.44%
Informa plc	3.28%
Daifuku Co., Ltd.	3.23%
Sector Allocation
Financials	20.42%
Information Technology	16.38%
Communication Services	13.71%
Consumer Discretionary	13.22%
Industrials	9.40%
Utilities	8.78%
Consumer Staples	5.73%
Health Care	5.18%
Materials & Processing	5.05%
Other	0.11%
Geographic Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Daikin Industries, Ltd.	4.82%
BAWAG Group AG	4.17%
Lottomatica Group SpA	4.14%
Murata Manufacturing Company, Ltd.	4.00%
SUMCO Corporation	3.83%
Bank of Ireland Group plc	3.79%
Algonquin Power & Utilities Corporation	3.53%
Orange SA	3.44%
Informa plc	3.28%
Daifuku Co., Ltd.	3.23%

Ariel International Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Ariel International Fund
Class Name	Investor Class
Trading Symbol	AINTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel International Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel International Fund (Investor Class)	$ 56	1.13%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
Net Assets	$ 245,640,536
Holdings Count | Holding	69
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Net assets	$ 245,640,536
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	62%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Daikin Industries, Ltd.	4.82%
BAWAG Group AG	4.17%
Lottomatica Group SpA	4.14%
Murata Manufacturing Company, Ltd.	4.00%
SUMCO Corporation	3.83%
Bank of Ireland Group plc	3.79%
Algonquin Power & Utilities Corporation	3.53%
Orange SA	3.44%
Informa plc	3.28%
Daifuku Co., Ltd.	3.23%
Sector A
llo
cation
Financials	20.42%
Information Technology	16.38%
Communication Services	13.71%
Consumer Discretionary	13.22%
Industrials	9.40%
Utilities	8.78%
Consumer Staples	5.73%
Health Care	5.18%
Materials & Processing	5.05%
Other	0.11%
Geographic Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Daikin Industries, Ltd.	4.82%
BAWAG Group AG	4.17%
Lottomatica Group SpA	4.14%
Murata Manufacturing Company, Ltd.	4.00%
SUMCO Corporation	3.83%
Bank of Ireland Group plc	3.79%
Algonquin Power & Utilities Corporation	3.53%
Orange SA	3.44%
Informa plc	3.28%
Daifuku Co., Ltd.	3.23%

Ariel Global Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Ariel Global Fund
Class Name	Institutional Class
Trading Symbol	AGLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Global Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Global Fund (Institutional Class)	$ 44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 54,433,260
Holdings Count | Holding	76
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Net assets	$ 54,433,260
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	65%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Daikin Industries, Ltd.	4.32%
Intel Corporation	3.45%
Walt Disney Company	3.39%
Murata Manufacturing Company, Ltd.	3.08%
First Solar, Inc.	2.93%
Algonquin Power & Utilities Corporation	2.74%
CVS Health Corporation	2.70%
China Mengniu Dairy Company, Ltd.	2.58%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.55%
Daifuku Co., Ltd.	2.50%
Sector Allocation
Information Technology	24.86%
Financials	15.91%
Communication Services	13.79%
Industrials	11.03%
Health Care	7.97%
Consumer Discretionary	7.13%
Utilities	6.71%
Consumer Staples	4.87%
Materials & Processing	2.84%
Other	1.47%
Geographi
c Allo
cation

Largest Holdings [Text Block]
Top Ten Holdings
Daikin Industries, Ltd.	4.32%
Intel Corporation	3.45%
Walt Disney Company	3.39%
Murata Manufacturing Company, Ltd.	3.08%
First Solar, Inc.	2.93%
Algonquin Power & Utilities Corporation	2.74%
CVS Health Corporation	2.70%
China Mengniu Dairy Company, Ltd.	2.58%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.55%
Daifuku Co., Ltd.	2.50%

Ariel Global Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Ariel Global Fund
Class Name	Investor Class
Trading Symbol	AGLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Global Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Global Fund (Investor Class)	$ 56	1.13%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
Net Assets	$ 54,433,260
Holdings Count | Holding	76
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Net assets	$ 54,433,260
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	65%

Holdings [Text Block]
Graphical Represen
ta
tion of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Daikin Industries, Ltd.	4.32%
Intel Corporation	3.45%
Walt Disney Company	3.39%
Murata Manufacturing Company, Ltd.	3.08%
First Solar, Inc.	2.93%
Algonquin Power & Utilities Corporation	2.74%
CVS Health Corporation	2.70%
China Mengniu Dairy Company, Ltd.	2.58%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.55%
Daifuku Co., Ltd.	2.50%
Sector Allocation
Information Technology	24.86%
Financials	15.91%
Communication Services	13.79%
Industrials	11.03%
Health Care	7.97%
Consumer Discretionary	7.13%
Utilities	6.71%
Consumer Staples	4.87%
Materials & Processing	2.84%
Other	1.47%
Geographic Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Daikin Industries, Ltd.	4.32%
Intel Corporation	3.45%
Walt Disney Company	3.39%
Murata Manufacturing Company, Ltd.	3.08%
First Solar, Inc.	2.93%
Algonquin Power & Utilities Corporation	2.74%
CVS Health Corporation	2.70%
China Mengniu Dairy Company, Ltd.	2.58%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.55%
Daifuku Co., Ltd.	2.50%